Schedule of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Balance at the beginning of the year	¥ (147,424)	¥ (163,233)	¥ (138,287)
(Additions)/Reversals	24,386	15,809	(24,946)
Balance at end of the year	¥ (123,038)	¥ (147,424)	¥ (163,233)